Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets [Line Items]
Fair value of each reporting unit in excess of carrying amount, Percentage	30.00%		30.00%
Impairment losses	$ 0		$ 0
Other Intangible Assets
Goodwill And Intangible Assets [Line Items]
Amortization expense for intangible assets	$ 13.6	$ 13.8	$ 40.9	$ 41.4	$ 55.1	$ 54.6